Strategic Investments - Radient Technologies Inc. (Details)				12 Months Ended
	Dec. 11, 2017 CAD ($) year $ / shares shares	Jul. 28, 2017 CAD ($) year $ / shares shares	Feb. 13, 2017 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) year shares	Jun. 30, 2018 CAD ($) year
Disclosure of financial assets [line items]
OCI unrealized gain (loss)				$ (78,837,000)
Unrealized gain (loss) on marketable securities				(16,199,000)	$ 173,387,000
Derivatives and Convertible Debentures at FVTPL
Disclosure of financial assets [line items]
Unrealized gain (loss) on marketable securities				(16,199,000)	173,387,000
Marketable securities designated at FVTOCI
Disclosure of financial assets [line items]
OCI unrealized gain (loss)				(78,837,000)	(6,616,000)
Radient
Disclosure of financial assets [line items]
Number of units purchased (in shares) | shares	4,541,889
Purchase price per unit (in CAD per share) | $ / shares	$ 1.37
Purchase of interests in investments accounted for using equity method	$ 6,200,000
Radient | Marketable securities designated at FVTOCI
Disclosure of financial assets [line items]
Number of common shares in each unit (in shares) | shares	1
Fair value of financial instrument				$ 30,900,000	44,000,000
Total shareholdings (in shares) | shares				37,643,431
OCI unrealized gain (loss)				$ (13,200,000)	1,400,000
Radient | Convertible Debentures
Disclosure of financial assets [line items]
Number of units received upon conversion of outstanding principal and interest (in shares) | shares		14,467,421
Radient | Convertible Debentures | Derivatives and Convertible Debentures at FVTPL
Disclosure of financial assets [line items]
Unrealized gain on debentures		$ 800,000
Amortization of outstanding deferred inception gain balance		6,100,000
Fair value of financial instrument		$ 11,900,000
Radient | Convertible Debentures | Marketable securities designated at FVTOCI
Disclosure of financial assets [line items]
Quoted market price (in CAD per share) | $ / shares		$ 0.53
Radient | Derivatives and Convertible Debentures at FVTPL
Disclosure of financial assets [line items]
Number of warrants in each unit (in shares) | shares	1		1
Exercise price of warrants (in CAD per share) | $ / shares	$ 1.71		$ 0.33
Number of warrants exercised (in shares) | shares	15,856,321
Cost to exercise warrants	$ 5,800,000
Number of warrants held by entity (in shares) | shares				4,541,889
Radient | Convertible Debentures | Derivatives and Convertible Debentures at FVTPL
Disclosure of financial assets [line items]
Face amount of unsecured, convertible debenture purchased			$ 2,000,000.0
Interest rate			10.00%
Convertible debenture convertible into units, price per unit (in CAD per share) | $ / shares			$ 0.14
Number of common shares in each unit (in shares) | shares			1
Expected life | year		1.57
Radient | Warrants | Derivatives and Convertible Debentures at FVTPL
Disclosure of financial assets [line items]
Unrealized gain on debentures					19,100,000
Amortization of outstanding deferred inception gain balance					4,400,000
Fair value of financial instrument	$ 23,700,000			$ 100,000	$ 1,400,000
Quoted market price (in CAD per share) | $ / shares	$ 1.83
Interest rate on financial asset	1.70%	1.57%		1.52%	2.14%
Dividend yield	0.00%	0.00%		0.00%	0.00%
Historical stock price volatility	96.70%	91.53%		75.10%	80.37%
Expected life | year	1.19			0.45	1.45
Unrealized gain (loss) on marketable securities				$ (1,300,000)	$ 0
Volatility Risk | Radient | Warrants | Derivatives and Convertible Debentures at FVTPL
Disclosure of financial assets [line items]
Reasonably possible change in variable				1000.00%